Label	Element	Value
AIG Focused Dividend Strategy II Fund
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Supplement [Text Block]	ck0001020861_SupplementTextBlock

SunAmerica Series, Inc.

AIG Focused Dividend Strategy II Fund

(the “Fund”)

Supplement dated April 1, 2019

to the Fund’s Summary Prospectus and Prospectus dated

February 28, 2019, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Focused Dividend Strategy II Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund A Shares
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Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.